Commitments and Contingencies - Schedule of Future Estimated Minimum Payments (Detail) (USD $) In Thousands, unless otherwise specified	Oct. 31, 2012
Commitments [Line Items]
2013	$ 29,184
2014	20,610
2015	13,409
2016	8,985
2017	5,679
Thereafter	137
Future estimated minimum payments	$ 78,004